CASH FLOW INFORMATION	12 Months Ended
Jun. 30, 2026
CASH FLOW INFORMATION
CASH FLOW INFORMATION

12.    CASH FLOW INFORMATION

Significant non-cash transactions related to investing and financing activities are as follows:

	06/30/2026	06/30/2025	06/30/2024
Investment activities
Net assets derecognized upon of deconsolidation of subsidiary	1,290,603	—	—
Exchange of intangible assets	—	6,528,899	—
Investment in-kind in other related parties (Note 17)	1,838,521	4,343,549	2,409,244
Capitalization of interest on buildings in progress	471,108	336,416	124,098
Net assets acquisition by business combination	—	—	905,892
Sale of Moolec Science S.A. equity investment	—	—	(900,000)
	3,600,232	11,208,864	2,539,234

	06/30/2026	06/30/2025	06/30/2024
Financing activities
Contingent consideration payment with own shares (1)	(870,795)	—	—
Compensation financial activities by deconsolidation of subsidiary	(1,723,271)	—	—
Assignment of receivables with shareholders and other related parties	(1,172,293)	(19,894,045)	—
Compensation payment financed by acquisition of intangible assets	—	(1,781,507)	—
	(3,766,359)	(21,675,552)	—
(1)

In July 2025, we partially settled the contingent consideration related to the Pro Farm acquisition, assumed as part of the business combination with Pro Farm Inc. (formerly Marrone Bio Innovations, Inc.), through the delivery of 237,054 treasury shares and the issuance of 220 new shares.

Disclosure of changes in liabilities arising from financing activities:

	Financing activities
	Continuing operations			Discontinued operations
		Consideration	Secured		Consideration for
	Borrowings	for acquisition	notes	Borrowings	acquisition	Total
As of June 30, 2025	154,837,281	1,075,234	102,270,445	3,088,871	1,083,814	262,355,645
Proceeds	88,386,288	—	—	3,301,115	—	91,687,403
Payments	(143,244,840)	—	(5,000,000)	(42,817)	—	(148,287,657)
Interest payment	(10,721,395)	—	(2,684,933)	—	—	(13,406,328)
Non-cash activities	1,133,536	(727,985)	—	(3,301,115)	(870,795)	(3,766,359)
Subject to foreclosure (Note 6)	—	—	—	(3,045,078)	(7,530)	(3,052,608)
Court-awarded expenses (Note 6)	—	—	1,400,000	—	—	1,400,000
Prepayment Premium Fee	—	—	6,119,022	—	—	6,119,022
Interest accrued	15,541,202	—	19,852,041	6,222	—	35,399,465
Exchange differences, currency translation differences and other financial results	1,310,837	55,161	—	(7,198)	(205,489)	1,153,311
As of June 30, 2026	107,242,909	402,410	121,956,575	—	—	229,601,894

	Financing activities
	Continuing operations			Discontinued operations
		Consideration	Secured		Consideration
	Borrowings	for acquisition	notes	Borrowings	for acquisition	Total
As of June 30, 2024	178,633,638	4,202,401	80,809,686	218,442	2,724,114	266,588,281
Proceeds	266,390,032	—	—	14,878,032	—	281,268,064
Payments	(288,289,343)	(2,035,388)	(1,000,000)	—	—	(291,324,731)
Interest payment	(11,850,027)	—	(6,315,826)	(766,710)	—	(18,932,563)
Non-cash activities	(6,797,045)	(2,870,904)	—	(12,007,603)	—	(21,675,552)
Prepayment Premium Fee	—	—	4,870,021	—	—	4,870,021
Interest accrued	10,703,660	—	10,416,875	766,710	—	21,887,245
Exchange differences, currency translation differences and other financial results	6,046,366	1,779,125	13,489,689	—	(1,640,300)	19,674,880
As of June 30, 2025	154,837,281	1,075,234	102,270,445	3,088,871	1,083,814	262,355,645

	Financing activities
	Continuing operations			Discontinued operations
		Consideration	Secured		Consideration
	Borrowings	for acquisition	notes	Borrowings	for acquisition	Total
As of June 30, 2023	168,124,685	4,574,746	75,213,146	185,920	418,510	248,517,007
Proceeds	135,818,247	—	—	—	—	135,818,247
Payments	(109,702,266)	(2,912,171)	—	—	—	(112,614,437)
Interest payment	(20,402,842)	—	(4,172,328)	(149,266)	—	(24,724,436)
Financing for assets acquisitions	743,279	727,985	—	—	—	1,471,264
Interest accrued	12,077,931	—	9,768,868	181,788	—	22,028,587
Exchange differences, currency translation differences and other financial results	(8,025,396)	1,811,841	—	—	2,305,604	(3,907,951)
As of June 30, 2024	178,633,638	4,202,401	80,809,686	218,442	2,724,114	266,588,281